PIMCO Funds

Supplement Dated January 6, 2012 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D
Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R
Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement�� 2010 Fund, PIMCO RealRetirement��
2015 Fund, PIMCO RealRetirement�� 2020 Fund, PIMCO RealRetirement�� 2025 Fund,
PIMCO RealRetirement�� 2030 Fund, PIMCO RealRetirement�� 2035 Fund, PIMCO
RealRetirement�� 2040 Fund and PIMCO RealRetirement�� 2050 Fund (each a "Fund")

Effective January 18, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary���Performance Information section in the Prospectuses is deleted and replaced with the following:

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 6, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 6, 2012
Prospectus Date	rr_ProspectusDate	Jan 6, 2012
Supplement [Text Block]	pimco_SupplementTextBlock
PIMCO Funds

Supplement Dated January 6, 2012 to the
Strategic Markets Funds - Institutional Class, Class P, Administrative Class and Class D
Prospectus and Strategic Markets Funds - Class A, Class B, Class C and Class R
Prospectus (the "Prospectuses"), each dated July 31, 2011, as supplemented from time to time

Disclosure Related to PIMCO RealRetirement�� 2010 Fund, PIMCO RealRetirement��
2015 Fund, PIMCO RealRetirement�� 2020 Fund, PIMCO RealRetirement�� 2025 Fund,
PIMCO RealRetirement�� 2030 Fund, PIMCO RealRetirement�� 2035 Fund, PIMCO
RealRetirement�� 2040 Fund and PIMCO RealRetirement�� 2050 Fund (each a "Fund")

Effective January 18, 2012, the chart illustrating each Fund's Allocation Glide Path in each Fund's Fund Summary���Performance Information section in the Prospectuses is deleted and replaced with the following: